(Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net (loss) income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ (51,633)	$ (109,333)	$ 53,854
Weighted-average number of common shares outstanding - Basic	210,436,232	210,105,059	209,754,176
Incremental shares from assumed exercise of stock options	0	0	0
Incremental shares from vesting of restricted share units	160,122	239,171	344,968
Weighted-average number of common shares outstanding - Diluted	210,596,354	210,344,230	210,099,144
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.25)	$ (0.52)	$ 0.26
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.25)	$ (0.52)	$ 0.26